Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥) item segment ¥ / $	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 CNY (¥) item	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($) item ¥ / $	Dec. 31, 2024 USD ($)
Summary Of significant accounting policies
Foreign currency exchange rate | ¥ / $	7.1636				7.1636
Impairment of long-term investments | ¥	¥ 0		¥ 0
Revenue Recognized	49,178	$ 6,865		¥ 45,836
Unsatisfied performance obligation	¥ 39,059			¥ 41,114	$ 5,452
Depreciation of the US$ against RMB, percent				1.86%
Number of reportable segment | segment	1	1
Supplier Concentration Risk | Number of Suppliers | Three Suppliers
Summary Of significant accounting policies
Concentration risk, percentage	51.60%	51.60%	48.90%
Number of suppliers | item	3		3		3
Geographic Concentration Risk | Cash, Geographic Area | CHINA
Summary Of significant accounting policies
Aggregate amount of cash and cash equivalents, and restricted cash	¥ 85,370			¥ 92,866	$ 11,918
Geographic Concentration Risk | Cash, Geographic Area | Outside China
Summary Of significant accounting policies
Aggregate amount of cash and cash equivalents, and restricted cash	¥ 34,443				$ 4,808	$ 3,655
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-07-01
Summary Of significant accounting policies
Remaining performance obligations as revenues (in years)	2 years				2 years